OPERATING INCOME - Ordinary activities from contracts with customers (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Revenue from contracts with customers
Revenue from contracts with customers		$ 169,109		$ 86,759
Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		3,269,747	[1]	2,841,302		$ 2,531,221
Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		350,055	[1]	312,762		317,753
Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		268,309	[1]	227,114		211,159
Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		170,854	[1]	141,253		126,022
Trust
Revenue from contracts with customers
Revenue from contracts with customers		349,438	[1]	313,908		285,648
Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		30,829	[1]	20,271		28,747
Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		113,364	[1]	113,970		97,185
Off shore
Revenue from contracts with customers
Revenue from contracts with customers		25,800	[1]	20,840		19,390
All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		588	[1]	2,988		3,989
Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		4,578,984	[1]	3,994,408		3,621,114
Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		(12)	[1]	(149)
Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		4,578,972	[1]	3,994,259		3,621,114
Banking services [Member] | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		422,943		370,671	[1]	335,101	[1]
Banking services [Member] | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		77,976		66,569	[1]	177,930	[1]
Banking services [Member] | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		99,222		85,615	[1]	80,672	[1]
Banking services [Member] | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		52,627		39,610	[1]	38,643	[1]
Banking services [Member] | Trust
Revenue from contracts with customers
Revenue from contracts with customers		0		0	[1]	0	[1]
Banking services [Member] | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		0		0	[1]	0	[1]
Banking services [Member] | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		0		0	[1]	0	[1]
Banking services [Member] | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		15,683		12,783	[1]	15,821	[1]
Banking services [Member] | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0	[1]	0	[1]
Banking services [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		668,451		575,248	[1]	648,167	[1]
Banking services [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers	[1]	0		0		0
Banking services [Member] | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		668,451		575,248	[1]	648,167	[1]
Credit and debit card fees and commercial estabilshments [Member] | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		1,421,039		1,258,047		1,080,814
Credit and debit card fees and commercial estabilshments [Member] | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		200,372		185,466		80,348
Credit and debit card fees and commercial estabilshments [Member] | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		117,541		97,163		89,330
Credit and debit card fees and commercial estabilshments [Member] | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		78,764		66,731		51,175
Credit and debit card fees and commercial estabilshments [Member] | Trust
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Credit and debit card fees and commercial estabilshments [Member] | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Credit and debit card fees and commercial estabilshments [Member] | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Credit and debit card fees and commercial estabilshments [Member] | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		4,230		3,707		2,876
Credit and debit card fees and commercial estabilshments [Member] | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Credit and debit card fees and commercial estabilshments [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		1,821,946		1,611,114		1,304,543
Credit and debit card fees and commercial estabilshments [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Credit and debit card fees and commercial estabilshments [Member] | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		1,821,946		1,611,114		1,304,543
Brokerage | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Brokerage | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		7,893		7,033		2,302
Brokerage | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Brokerage | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		24		29		35
Brokerage | Trust
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Brokerage | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		18,617		20,012		20,593
Brokerage | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Brokerage | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Brokerage | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		26,534		27,074		22,930
Brokerage | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Brokerage | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		26,534		27,074		22,930
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		32,829		33,313		41,077
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		14,369		15,352		15,699
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		5,541		4,749		4,080
Acceptances Guarantees and Standby Letters of Credit [Member] | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		2,440		3,055		2,210
Acceptances Guarantees and Standby Letters of Credit [Member] | Trust
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Acceptances Guarantees and Standby Letters of Credit [Member] | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Acceptances Guarantees and Standby Letters of Credit [Member] | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Acceptances Guarantees and Standby Letters of Credit [Member] | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		844		897		404
Acceptances Guarantees and Standby Letters of Credit [Member] | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Acceptances Guarantees and Standby Letters of Credit [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		56,023		57,366		63,470
Acceptances Guarantees and Standby Letters of Credit [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Acceptances Guarantees and Standby Letters of Credit [Member] | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		56,023		57,366		63,470
Trust | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Trust | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		13,033		8,184		4,510
Trust | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		1,713		1,411		1,335
Trust | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		572		645		713
Trust | Trust
Revenue from contracts with customers
Revenue from contracts with customers		349,402		313,886		285,648
Trust | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Trust | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		80,534		81,502		68,180
Trust | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		41		37		36
Trust | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		509		104		(58)
Trust | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		445,804		405,769		360,364
Trust | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Trust | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		445,804		405,769		360,364
Securities brokerage [Member] | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Securities brokerage [Member] | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		391		1,200		2,702
Securities brokerage [Member] | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		1,496		1,212		0
Securities brokerage [Member] | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Securities brokerage [Member] | Trust
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Securities brokerage [Member] | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		30,142		20,262		28,747
Securities brokerage [Member] | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		6,961		9,530		6,778
Securities brokerage [Member] | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Securities brokerage [Member] | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0		843
Securities brokerage [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		38,990		32,204		39,070
Securities brokerage [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Securities brokerage [Member] | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		38,990		32,204		39,070
Bancassurance [Member] | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		607,758		495,232		427,190
Bancassurance [Member] | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		35,014		28,466		23,847
Bancassurance [Member] | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		160		112		0
Bancassurance [Member] | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Bancassurance [Member] | Trust
Revenue from contracts with customers
Revenue from contracts with customers		36		0		0
Bancassurance [Member] | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		7		0		0
Bancassurance [Member] | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		51		0		0
Bancassurance [Member] | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Bancassurance [Member] | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0		85
Bancassurance [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		643,026		523,810		451,122
Bancassurance [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Bancassurance [Member] | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		643,026		523,810		451,122
Payment and collections [Member] | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		623,758		559,139		531,567
Payment and collections [Member] | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		0		4,084		4,369
Payment and collections [Member] | Trust
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0		0		0
Payment and collections [Member] | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		623,758		563,223		535,936
Payment and collections [Member] | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		0	[1]	0		0
Payment and collections [Member] | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		623,758		563,223		535,936
Others | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers		161,420		124,900		115,472
Others | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers		1,007		492		10,415
Others | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers		42,636		36,852		35,742
Others | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers		36,427		27,099		28,877
Others | Trust
Revenue from contracts with customers
Revenue from contracts with customers				22		0
Others | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers		680		9		0
Others | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		7,201		2,926		1,634
Others | Off shore
Revenue from contracts with customers
Revenue from contracts with customers		5,002		3,416		253
Others | All Other Segments [Member]
Revenue from contracts with customers
Revenue from contracts with customers		79		2,884		3,119
Others | Total before eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		254,452		198,600		195,512
Others | Adjustments for consolidation purposes [Member]
Revenue from contracts with customers
Revenue from contracts with customers		(12)	[1]	(149)		0
Others | Total after eliminations [Member]
Revenue from contracts with customers
Revenue from contracts with customers		$ 254,440		$ 198,451		$ 195,512

[1]	AdjustmentsBankingBankingBanking ElBankingInvestmentAll OtherTotal beforeforTotal afterColombiaPanamaSalvadorGuatemalaTrustBankingBrokerageOff ShoreSegmentseliminationsconsolidationeliminations purposes(1) Revenue from contracts with customersIn millions of COPFees and Commissions Banking services 422,943 77,976 99,222 52,627 - - - 15,683 - 668,451 - 668,451Credit and debit card fees and commercial estabilshments 1,421,039 200,372 117,541 78,764 - - - 4,230 - 1,821,946 - 1,821,946Brokerage - 7,893 - 24 - - 18,617 - - 26,534 - 26,534Acceptances, Guarantees and Standby Letters of Credit 32,829 14,369 5,541 2,440 - - - 844 - 56,023 - 56,023Trust - 13,033 1,713 572 349,402 - 80,534 41 509 445,804 - 445,804Securities brokerage - 391 1,496 - - 30,142 6,961 - - 38,990 - 38,990Bancassurance 607,758 35,014 160 - 36 7 51 - - 643,026 - 643,026Payment and collections 623,758 - - - - - - - - 623,758 - 623,758Others 161,420 1,007 42,636 36,427 - 680 7,201 5,002 79 254,452 (12) 254,440Total revenue from contracts with customers(1) 3,269,747 350,055 268,309 170,854 349,438 30,829 113,364 25,800 588 4,578,984 (12) 4,578,972For further information about composition of Bank’ segments see Note 3